AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Financials – 22.9%
Banks – 14.0%
Comerica, Inc.	151,690	$10,785,159
First BanCorp./Puerto Rico	675,820	9,245,218
First Citizens BancShares, Inc./NC - Class A	16,120	12,854,572
First Hawaiian, Inc.	388,610	9,571,464
Synovus Financial Corp.	217,342	8,152,498
Texas Capital Bancshares, Inc.(a)	147,122	8,684,612
Webster Financial Corp.	168,372	7,610,414
Wintrust Financial Corp.	110,410	9,003,936
Zions Bancorp NA	204,028	10,376,864

		86,284,737

Capital Markets – 2.4%
Moelis & Co. - Class A	173,295	5,859,104
Stifel Financial Corp.	170,767	8,864,515

		14,723,619

Insurance – 5.2%
American Financial Group, Inc./OH	63,670	7,826,953
Hanover Insurance Group, Inc. (The)	62,830	8,051,036
Kemper Corp.	136,580	5,635,291
Reinsurance Group of America, Inc.	23,964	3,014,911
Selective Insurance Group, Inc.	92,235	7,507,929

		32,036,120

Thrifts & Mortgage Finance – 1.3%
BankUnited, Inc.	224,036	7,655,310

		140,699,786

Industrials – 22.4%
Aerospace & Defense – 0.9%
Spirit AeroSystems Holdings, Inc. - Class A	260,020	5,699,638

Airlines – 0.9%
Alaska Air Group, Inc.(a)	147,340	5,768,361

Building Products – 1.0%
Masonite International Corp.(a)	89,759	6,398,919

Commercial Services & Supplies – 0.1%
MillerKnoll, Inc.	55,266	862,150

Construction & Engineering – 5.6%
AECOM	147,290	10,070,217
Arcosa, Inc.	161,917	9,258,414
Dycom Industries, Inc.(a)	63,820	6,096,725
Fluor Corp.(a)	110,485	2,749,972
WillScot Mobile Mini Holdings Corp.(a)	151,470	6,108,785

		34,284,113

Electrical Equipment – 3.9%
Regal Rexnord Corp.	62,545	8,778,817
Sensata Technologies Holding PLC	160,740	5,992,387
Vertiv Holdings Co.	915,850	8,902,062

		23,673,266

Company	Shares	U.S. $ Value

Machinery – 2.0%
Oshkosh Corp.	76,290	$5,362,424
Timken Co. (The)	119,470	7,053,509

		12,415,933

Marine – 2.1%
Kirby Corp.(a)	120,046	7,295,195
Star Bulk Carriers Corp.(b)	322,910	5,644,467

		12,939,662

Professional Services – 1.5%
Korn Ferry	75,230	3,532,049
Robert Half International, Inc.	70,015	5,356,147

		8,888,196

Road & Rail – 3.1%
Knight-Swift Transportation Holdings, Inc.	197,581	9,667,638
XPO Logistics, Inc.(a)	205,600	9,153,312

		18,820,950

Trading Companies & Distributors – 1.3%
Herc Holdings, Inc.	74,390	7,727,633

		137,478,821

Consumer Discretionary – 14.8%
Auto Components – 1.7%
Dana, Inc.	371,968	4,251,594
Goodyear Tire & Rubber Co. (The)(a)	637,200	6,429,348

		10,680,942

Diversified Consumer Services – 1.2%
ADT, Inc.	970,160	7,266,499

Hotels, Restaurants & Leisure – 3.4%
Dine Brands Global, Inc.(b)	104,590	6,647,740
Hilton Grand Vacations, Inc.(a)	160,250	5,270,623
Light & Wonder, Inc.(a)	60,109	2,577,474
Papa John’s International, Inc.(b)	89,812	6,287,738

		20,783,575

Household Durables – 2.9%
KB Home	197,480	5,118,682
PulteGroup, Inc.	222,900	8,358,750
Taylor Morrison Home Corp.(a)	178,739	4,168,193

		17,645,625

Specialty Retail – 2.1%
Sally Beauty Holdings, Inc.(a)	471,900	5,945,940
Williams-Sonoma, Inc.(b)	56,774	6,690,816

		12,636,756

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 3.5%
Carter’s, Inc.(b)	101,330	$6,640,155
Ralph Lauren Corp.(b)	95,790	8,135,444
Tapestry, Inc.	246,790	7,016,240

		21,791,839

		90,805,236

Information Technology – 8.7%
Communications Equipment – 1.2%
Lumentum Holdings, Inc.(a)	108,330	7,428,188

Electronic Equipment, Instruments & Components – 2.0%
Avnet, Inc.	174,990	6,320,639
Belden, Inc.	101,644	6,100,673

		12,421,312

IT Services – 1.0%
Genpact Ltd.	135,671	5,938,320

Semiconductors & Semiconductor Equipment – 1.3%
Kulicke & Soffa Industries, Inc.(b)	82,368	3,173,639
ON Semiconductor Corp.(a)	82,960	5,170,897

		8,344,536

Software – 3.2%
ACI Worldwide, Inc.(a)	348,930	7,292,637
CommVault Systems, Inc.(a)	124,166	6,585,765
NortonLifeLock, Inc.	276,040	5,559,445

		19,437,847

		53,570,203

Health Care – 7.9%
Health Care Equipment & Supplies – 2.4%
Envista Holdings Corp.(a)	246,430	8,085,368
Integra LifeSciences Holdings Corp.(a)	161,890	6,857,661

		14,943,029

Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(a)	124,450	9,729,501
Pediatrix Medical Group, Inc.(a)	401,570	6,629,920

		16,359,421

Health Care Technology – 1.8%
Change Healthcare, Inc.(a)	394,200	10,836,558

Life Sciences Tools & Services – 1.0%
Syneos Health, Inc.(a)	133,920	6,314,328

		48,453,336

Real Estate – 6.6%
Equity Real Estate Investment Trusts (REITs) – 6.6%
Broadstone Net Lease, Inc. - Class A(b)	324,280	5,036,068
Camden Property Trust	71,003	8,481,308
Cousins Properties, Inc.	210,150	4,907,003
CubeSmart	215,162	8,619,390
Physicians Realty Trust	601,111	9,040,710
STAG Industrial, Inc.	152,808	4,344,331

		40,428,810

Company	Shares	U.S. $ Value

Materials – 5.9%
Chemicals – 2.0%
Huntsman Corp.	305,310	$7,492,307
Innospec, Inc.	55,330	4,740,121

		12,232,428

Containers & Packaging – 1.6%
Berry Global Group, Inc.(a)	209,500	9,748,035

Metals & Mining – 2.3%
ATI, Inc.(a)	302,891	8,059,930
Reliance Steel & Aluminum Co.	36,286	6,328,641

		14,388,571

		36,369,034

Energy – 4.7%
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.	163,640	6,049,771

Oil, Gas & Consumable Fuels – 3.7%
Cameco Corp.	281,210	7,454,877
HF Sinclair Corp.	146,865	7,907,211
Magnolia Oil & Gas Corp. - Class A	365,442	7,239,406

		22,601,494

		28,651,265

Utilities – 2.7%
Electric Utilities – 1.7%
IDACORP, Inc.	106,204	10,515,258

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.(a)	86,870	6,059,183

		16,574,441

Consumer Staples – 1.9%
Food Products – 1.9%
Hain Celestial Group, Inc. (The)(a)	333,934	5,636,806
Nomad Foods Ltd.(a)	446,116	6,334,847

		11,971,653

Communication Services – 1.2%
Media – 1.2%
Criteo SA (Sponsored ADR)(a)	278,869	7,537,829

Total Common Stocks (cost $634,656,288)		612,540,414

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $2,721,616)	2,721,616	$2,721,616

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $637,377,904)		615,262,030

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(c) (d) (e) (cost $274,059)	274,059	274,059

Total Investments – 100.1% (cost $637,651,963)(f)		615,536,089
Other assets less liabilities – (0.1)%		(885,906)

Net Assets – 100.0%		$614,650,183

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $73,696,725 and gross unrealized depreciation of investments was $(95,812,599), resulting in net unrealized depreciation of $(22,115,874).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$612,540,414	$—	$—	$612,540,414
Short-Term Investments	2,721,616	—	—	2,721,616
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	274,059	—	—	274,059

Total Investments in Securities	615,536,089	—	—	615,536,089
Other Financial Instruments(b)	—	—	—	—

Total	$615,536,089	$—	$—	$615,536,089

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,852	$132,577	$131,707	$2,722	$22
Government Money Market Portfolio*	20	16,964	16,710	274	5
Total	$1,872	$149,541	$148,417	$2,996	$27

*	Investments of cash collateral for securities lending transactions.